-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                             O P P E N H E I M E R
                                    Small Cap
                                 Growth Fund/VA
                 A Series of Oppenheimer Variable Account Funds


                             [graphic of telescope]


                            [OppenheimerFunds logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Small Cap Growth Fund/VA
--------------------------------------------------------------------------------

================================================================================
Objective
Oppenheimer Small Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments in securities of growth-type companies with market capitalizations less than $1 billion.

================================================================================
Narrative by Jay Tracey, Co-Portfolio Manager(1)
The six-month period that ended June 30, 1999, may best be characterized as difficult for small-cap stocks, which underperformed most major stock averages. During the second quarter of 1999, small-cap stocks staged something of a rebound, led by economically-sensitive stocks, known as cyclicals. While small-cap growth stocks did not participate, signs of improvement have recently begun to emerge. However, the small-cap market underperformed in the first quarter of 1999, and therefore, the Fund's six-month performance was disappointing. The Fund's cumulative total return for the six-month period was -3.02%.(2)
         During the first half of the year, investors maintained their preference for higher quality, more actively traded large-cap stocks, as they have for several years. One of the reasons is that, on average, earnings growth for small-cap stocks has lagged that of large caps. This was particularly true over the past two quarters. Among small caps, cyclicals outperformed growth stocks, especially in April, as economic growth appeared to accelerate and some commodities, notably oil, strengthened considerably.
         The strongest sectors in the small-cap market over the past six months were cyclicals: energy, capital goods and transportation. Because the objective of the Fund is to invest primarily in growth companies whose earnings are not necessarily tied to the economy, the Fund's exposure to cyclical sectors was low. Conversely, the most important market sectors for the Fund--technology, consumer cyclicals and healthcare--were weak performers during the first half of 1999. Healthcare stocks, in particular, suffered from the possibility of adverse Medicare reimbursement reform. Software stocks were hurt by Y2K matters. And, in the consumer area, education stocks were negatively affected by concerns regarding the ability of specialty schools to maintain the current level of enrollment growth.
         In our opinion, small-cap stocks in general, and small-cap growth stocks in particular, are now more attractively valued relative to large-cap stocks than they have been in over a decade. While there is no way to predict when--or even if--small caps will begin to outperform large caps for a sustained period of time, we believe compelling opportunities are available in well-managed small companies.
         The current situation fits well with our strategy of identifying emerging growth companies with the leadership characteristics and potential to become the established growth companies of the future. We will continue to invest the Fund's portfolio on a disciplined stock-by-stock basis, focusing on strong fundamentals and healthy growth prospects. This, we believe, is what makes Oppenheimer Small Cap Growth Fund/VA part of The Right Way to Invest.



Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Effective 8/30/99, Jay Tracey will become the sole portfolio manager of the Fund.
2. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

2                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        Note 1
================================================================================

Common Stocks--77.2%
================================================================================
Capital Goods--7.4%
--------------------------------------------------------------------------------
Industrial Services--6.2%
Casella Waste Systems, Inc., Cl. A(1)                   800             $ 20,800
--------------------------------------------------------------------------------
Group Maintenance America Corp.(1)                    1,000               12,937
--------------------------------------------------------------------------------
Kendle International, Inc.(1)                           800               12,800
--------------------------------------------------------------------------------
Maximus, Inc.(1)                                      1,300               37,375
--------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                  900               24,862
--------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                   1,875               30,937
                                                                        --------
                                                                         139,711
--------------------------------------------------------------------------------
Manufacturing--1.2%
SLI, Inc.                                             1,000               27,000

================================================================================
Communication Services--0.8%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--0.8%
Inet Technologies, Inc.(1)                              500               12,000
--------------------------------------------------------------------------------
Latitude Communications, Inc.(1)                        500                6,500
                                                                        --------
                                                                          18,500

================================================================================
Consumer Cyclicals--19.0%
--------------------------------------------------------------------------------
Autos & Housing--3.5%
Fairfield Communities, Inc.(1)                        5,000               80,625
--------------------------------------------------------------------------------
Consumer Services--6.2%
Core Laboratories NV(1)                                 800               11,150
--------------------------------------------------------------------------------
Cornell Corrections, Inc.(1)                          2,200               36,162
--------------------------------------------------------------------------------
Getty Images, Inc.(1)                                 1,900               35,862
--------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                1,100               26,400
--------------------------------------------------------------------------------
Rent-Way, Inc.(1)                                     1,300               32,012
                                                                        --------
                                                                         141,586
--------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
Action Performance Cos., Inc.(1)                        700               23,100
--------------------------------------------------------------------------------
Handleman Co.(1)                                      2,500               29,531
                                                                        --------
                                                                          52,631
--------------------------------------------------------------------------------
Media--1.0%
Penton Media, Inc.                                      900               21,825
--------------------------------------------------------------------------------
Retail: Specialty--5.3%
Chico's Fas, Inc.(1)                                    300                7,050
--------------------------------------------------------------------------------
David's Bridal, Inc.(1)                               1,900               29,569
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                            600               30,225
--------------------------------------------------------------------------------
Pantry, Inc. (The)(1)                                 1,300               20,962
--------------------------------------------------------------------------------
School Specialty, Inc.(1)                             2,000               32,125
                                                                        --------
                                                                         119,931
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.7%
Cutter & Buck, Inc.(1)                                1,000               16,875


                     Oppenheimer Small Cap Growth Fund/VA                      3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        Note 1
================================================================================
Consumer Staples--7.5%
--------------------------------------------------------------------------------
Education--5.8%
Career Education Corp.(1)                               900             $ 30,431
--------------------------------------------------------------------------------
Education Management Corp.(1)                         1,900               39,425
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                     1,000               26,062
--------------------------------------------------------------------------------
Strayer Education, Inc.                               1,200               36,825
                                                                        --------
                                                                         132,743
--------------------------------------------------------------------------------
Entertainment--1.7%
Cinar Films, Inc., Cl. B(1)                           1,400               34,300
--------------------------------------------------------------------------------
Rubio's Restaurants, Inc.(1)                            300                4,631
                                                                        --------
                                                                          38,931

================================================================================
Financial--9.8%
--------------------------------------------------------------------------------
Banks--2.8%
Investors Financial Services Corp.                    1,600               64,000
--------------------------------------------------------------------------------
Diversified Financial--1.6%
First Sierra Financial, Inc.(1)                         900               22,500
--------------------------------------------------------------------------------
Resource America, Inc., Cl. A                           900               13,050
                                                                        --------
                                                                          35,550
--------------------------------------------------------------------------------
Insurance--5.4%
Advance Paradigm, Inc.(1)                               800               48,800
--------------------------------------------------------------------------------
Annuity & Life RE Holdings Ltd.                       1,400               31,413
--------------------------------------------------------------------------------
Medical Assurance, Inc.                               1,500               42,375
                                                                        --------
                                                                         122,588

================================================================================
Healthcare--7.0%
--------------------------------------------------------------------------------
Healthcare/Drugs--1.5%
Serologicals Corp.(1)                                 1,900               15,438
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                      1,000               19,125
                                                                        --------
                                                                          34,563
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.5%
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                      1,600               22,700
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)             800               21,900
--------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                             1,000               25,875
--------------------------------------------------------------------------------
Sabratek Corp.(1)                                     2,500               54,688
                                                                        --------
                                                                         125,163

================================================================================
Technology--25.7%
--------------------------------------------------------------------------------
Computer Hardware--1.5%
Network Appliance, Inc.(1)                              400               22,350
--------------------------------------------------------------------------------
Redback Networks, Inc.(1)                               100               12,556
                                                                        --------
                                                                          34,906
--------------------------------------------------------------------------------
Computer Services--10.1%
@plan, Inc.(1)                                          700               10,500
--------------------------------------------------------------------------------
Ariba, Inc.(1)                                          100                9,725
--------------------------------------------------------------------------------
BackWeb Technologies Ltd.(1)                            400               10,950
--------------------------------------------------------------------------------
CAIS Internet, Inc.(1)                                  500                9,188


4                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                   Shares           Note 1
--------------------------------------------------------------------------------

Computer Services (continued)
E-LOAN, Inc.(1)                                         300            $  11,569
--------------------------------------------------------------------------------
GoTo.com, Inc.(1)                                       200                5,600
--------------------------------------------------------------------------------
internet.com LLC(1)                                     100                1,256
--------------------------------------------------------------------------------
Mail.com, Inc.(1)                                       700               13,169
--------------------------------------------------------------------------------
Mpath Interactive, Inc.(1)                            1,000               22,000
--------------------------------------------------------------------------------
OneSource Information Services, Inc.(1)                 600                5,250
--------------------------------------------------------------------------------
Online Resources & Communications Corp.(1)              600                8,138
--------------------------------------------------------------------------------
Ramp Networks, Inc.(1)                                  400                5,725
--------------------------------------------------------------------------------
ShowCase Corp.(1)                                     1,000                8,625
--------------------------------------------------------------------------------
Stamps.com, Inc.(1)                                     600               10,500
--------------------------------------------------------------------------------
StarMedia Network, Inc.(1)                              100                6,413
--------------------------------------------------------------------------------
Student Advantage, Inc.(1)                            1,100               10,450
--------------------------------------------------------------------------------
Viant Corp.(1)                                          300               10,500
--------------------------------------------------------------------------------
WebTrends Corp.(1)                                    1,500               69,188
                                                                      ----------
                                                                         228,746
--------------------------------------------------------------------------------
Computer Software--12.4%
Advent Software, Inc.(1)                                500               33,500
--------------------------------------------------------------------------------
Aware, Inc.(1)                                          200                9,225
--------------------------------------------------------------------------------
Concord Communications, Inc.(1)                         500               22,500
--------------------------------------------------------------------------------
CyberSource Corp.(1)                                    800               11,800
--------------------------------------------------------------------------------
Maker Communications, Inc.(1)                           100                3,100
--------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                            600               26,363
--------------------------------------------------------------------------------
Phone.com, Inc.(1)                                      200               11,200
--------------------------------------------------------------------------------
Saga Systems, Inc.(1)                                 2,500               31,875
--------------------------------------------------------------------------------
Software.com, Inc.                                      200                4,638
--------------------------------------------------------------------------------
TenFold Corp.(1)                                        700               22,225
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                               500               47,469
--------------------------------------------------------------------------------
Visio Corp.(1)                                        1,500               57,094
                                                                      ----------
                                                                         280,989
--------------------------------------------------------------------------------
Communications Equipment--1.7%
Pittway Corp., Cl. A                                  1,100               37,606
                                                                      ----------
Total Common Stocks (Cost $1,615,741)                                  1,754,469

                                                   Principal
                                                   Amount
================================================================================
Repurchase Agreements--17.6%
--------------------------------------------------------------------------------
Repurchase agreement with PaineWebber,
Inc., 4.80%, dated 6/30/99, to be
repurchased at $400,053 on 7/1/99,
collateralized by U.S. Treasury Nts.,
4.625%-9.25%, 11/30/00-2/15/16, with a
value of $408,953 (Cost $400,000)                  $400,000              400,000

--------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,015,741)          94.8%           2,154,469
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                         5.2              117,300
                                                   --------           ----------
Net Assets                                            100.0%          $2,271,769
                                                   ========           ==========

1. Non-income producing security.

See accompanying Notes to Financial Statements.


                  Oppenheimer Small Cap Growth Fund/VA                         5

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================================
Assets
Investments, at value (including repurchase agreement of $400,000)
(cost $2,015,741)--see accompanying statement                                         $2,154,469
------------------------------------------------------------------------------------------------
Cash                                                                                      78,394
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          62,910
Shares of beneficial interest sold                                                        22,636
Interest and dividends                                                                       113
Other                                                                                        497
                                                                                      ----------
Total assets                                                                           2,319,019

================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                     40,900
Shareholder reports                                                                        2,807
Shares of beneficial interest redeemed                                                     2,641
Other                                                                                        902
                                                                                      ----------
Total liabilities                                                                         47,250

================================================================================================
Net Assets                                                                            $2,271,769
                                                                                      ==========

================================================================================================
Composition of Net Assets
Paid-in capital                                                                       $2,205,728
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (5,593)
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                 (67,094)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                       138,728
                                                                                      ----------
Net assets--applicable to 244,031 shares of beneficial interest outstanding           $2,271,769
                                                                                      ==========

================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $9.31

See accompanying Notes to Financial Statements.


6                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Investment Income
Interest                                                                $  4,841
--------------------------------------------------------------------------------
Dividends                                                                    352
                                                                        --------
Total income                                                               5,193

================================================================================
Expenses
Legal, auditing and other professional fees                                5,917
--------------------------------------------------------------------------------
Management fees--Note 4                                                    5,846
--------------------------------------------------------------------------------
Shareholder reports                                                        3,850
--------------------------------------------------------------------------------
Trustees' compensation                                                       647
--------------------------------------------------------------------------------
Insurance expenses                                                           419
--------------------------------------------------------------------------------
Registration and filing fees                                                 353
--------------------------------------------------------------------------------
Custodian fees and expenses                                                   11
--------------------------------------------------------------------------------
Other                                                                        154
                                                                        --------
Total expenses                                                            17,197
Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4          (6,400)
Less expenses paid indirectly--Note 1                                        (11)
                                                                        --------
Net expenses                                                              10,786

================================================================================
Net Investment Loss                                                       (5,593)

================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on investments                                         (21,793)
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments      33,757
                                                                        --------
Net realized and unrealized gain                                          11,964

================================================================================
Net Increase in Net Assets Resulting from Operations                    $  6,371
                                                                        ========

See accompanying Notes to Financial Statements.


                     Oppenheimer Small Cap Growth Fund/VA                      7

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months Ended    Period Ended
                                                             June 30, 1999       December 31,
                                                             (Unaudited)         1998(1)
=============================================================================================
Operations
Net investment loss                                          $   (5,593)             $ (2,339)
---------------------------------------------------------------------------------------------
Net realized loss                                               (21,793)              (45,301)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation            33,757               104,971
                                                             ----------              --------
Net increase in net assets resulting from operations              6,371                57,331

=============================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2                      1,271,094               936,973

=============================================================================================
Net Assets
Total increase                                                1,277,465               994,304
---------------------------------------------------------------------------------------------
Beginning of period                                             994,304                    --
                                                             ----------              --------
End of period (including accumulated net
investment loss of $5,593 for the period
ended June 30, 1999)                                         $2,271,769              $994,304
                                                             ==========              ========

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

See accompanying Notes to Financial Statements.


8                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                                      Six Months        Period
                                                                                      Ended             Ended
                                                                                      June 30, 1999     December 31,
                                                                                      (Unaudited)       1998(1)
====================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                                                   $9.60                  $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                                     (.02)                   (.02)
Net realized and unrealized loss                                                        (.27)                   (.38)
--------------------------------------------------------------------------------------------------------------------
Total loss from investment operations                                                   (.29)                   (.40)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $9.31                  $ 9.60
                                                                                       =====                  ======

====================================================================================================================
Total Return, at Net Asset Value(2)                                                    (3.02)%                 (4.00)%
====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                              $2,272                    $994
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $1,579                    $441
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                                    (0.71)%                 (0.79)%
Expenses, before reimbursement and voluntary assumption by the Manager(4)               2.20%                   0.87%
Expenses, net of reimbursement and voluntary assumption by the Manager                  1.38%                   N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                              87%                     61%

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods less than one full year.
4. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $1,526,217 and $628,569, respectively.

See accompanying Notes to Financial Statements.


                      Oppenheimer Small Cap Growth Fund/VA                     9

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Small Cap Growth Fund through April 30, 1999. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $33,000, which expires in 2006.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


10                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended June 30, 1999            Period Ended December 31, 1998(1)
                                      ------------------------------            ---------------------------------
                                      Shares            Amount                  Shares            Amount
-----------------------------------------------------------------------------------------------------------------

Sold                                  191,685            $1,736,596             114,434           $1,030,883
Redeemed                              (51,185)             (465,502)            (10,903)             (93,910)
                                      -------            ----------             -------           ----------
Net increase                          140,500            $1,271,094             103,531           $  936,973
                                      =======            ==========             =======           ==========

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $138,728, was composed of gross appreciation of $262,104, and gross depreciation of $123,376.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Manager has voluntarily undertaken to assume Fund expenses to the level needed to maintain a consistent expense ratio. The Fund's management fee for the six months ended June 30, 1999 was 0.75% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.



                Oppenheimer Small Cap Growth Fund/VA                          11

--------------------------------------------------------------------------------
Oppenheimer Small Cap Growth Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Alan Gilston, Vice President
                                           Jay W. Tracey, III, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

===============================================================================================
Transfer Agent                             OppenheimerFunds Services

===============================================================================================
Custodian of Portfolio Securities          The Bank of New York

===============================================================================================
Independent Auditors                       Deloitte & Touche LLP

===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Small Cap Growth Fund/VA. This report
                                           must be preceded or accompanied by a Prospectus of
                                           Oppenheimer Small Cap Growth Fund/VA. For material
                                           information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.




12                   Oppenheimer Small Cap Growth Fund/VA